EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 10.45%
$ 600,000	37 Capital I(a)(b) Series 2021-1A Class A 6.77%, 10/15/2034 3-mo. SOFR + 1.46%	$ 591,638
311,296	510 Asset Backed Trust(a)(c) Series 2021-NPL2 Class A1 2.12%, 06/26/2061	284,567
	Affirm Asset Securitization Trust(a)
	Series 2020-Z1 Class A
258	3.46%, 10/15/2024	258
	Series 2020-Z2 Class A
10,390	1.90%, 01/15/2025	10,315
	Series 2023-A Class 1A
180,000	6.61%, 01/18/2028	179,104
365,000	Aligned Data Centers Issuer LLC(a) Series 2023-1A Class A2 6.00%, 08/17/2048	352,225
	American Credit Acceptance Receivables Trust(a)
	Series 2022-3 Class B
25,000	4.55%, 10/13/2026	24,845
	Series 2023-3 Class B
160,000	6.09%, 11/12/2027	160,292
155,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	152,432
536,870	AMMC XI Ltd(a)(b) Series 2012-11A Class A1R2 6.64%, 04/30/2031 3-mo. SOFR + 1.27%	535,869
102,613	Amur Equipment Finance Receivables XI LLC(a) Series 2022-2A Class A2 5.30%, 06/21/2028	101,638
425,000	Anchorage Capital Ltd(a)(b) Series 2016-8A Class AR2A 6.82%, 10/27/2034 3-mo. SOFR + 1.46%	420,568
370,000	ARI Fleet Lease Trust(a) Series 2023-A Class A2 5.41%, 02/17/2032	366,774
278,780	Avant Loans Funding Trust(a) Series 2021-REV1 Class A 1.21%, 07/15/2030	275,228
185,000	Avis Budget Rental Car Funding AESOP LLC(a) Series 2023-7A Class A 5.90%, 08/21/2028	185,268
1,100,000	Barclays Dryrock Issuance Trust Series 2023-1 Class A 4.72%, 02/15/2029	1,078,961
275,000	Benefit Street Partners Ltd(a)(b) Series 2023-31A Class B1 7.22%, 04/25/2036 3-mo. SOFR + 2.35%	275,210
Principal Amount		Fair Value
Non-Agency — (continued)
$ 45,529	BHG Securitization Trust(a) Series 2021-B Class A 0.90%, 10/17/2034	$ 43,780
410,000	BlueMountain XXIV Ltd(a)(b) Series 2019-24A Class AR 6.69%, 04/20/2034 3-mo. SOFR + 1.36%	405,826
500,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class A 6.83%, 11/20/2034 3-mo. SOFR + 1.45%	495,280
400,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	395,411
285,000	Carlyle Global Market Strategies Ltd(a)(b) Series 2021-2A Class A1 6.67%, 04/20/2034 3-mo. SOFR + 1.34%	282,523
480,000	Carvana Auto Receivables Trust Series 2022-P2 Class A3 4.13%, 04/12/2027	469,946
94,306	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	79,311
165,000	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	164,755
400,000	Cedar Funding IX Ltd(a)(b) Series 2018-9A Class A1 6.57%, 04/20/2031 3-mo. SOFR + 1.24%	399,008
	CF Hippolyta Issuer LLC(a)
	Series 2020-1 Class A1
108,654	1.69%, 07/15/2060	98,696
	Series 2020-1 Class A2
87,644	1.99%, 07/15/2060	73,474
	Series 2021-1A Class A1
94,245	1.53%, 03/15/2061	82,742
	Series 2022-1A Class A1
97,713	5.97%, 08/15/2062	95,022
281,606	Chesapeake Funding II LLC(a) Series 2023-1A Class A1 5.65%, 05/15/2035	279,705
425,000	CIFC Funding Ltd(a)(b) Series 2018-2A Class A1 6.63%, 04/20/2031 3-mo. SOFR + 1.30%	424,162
80,000	CNH Equipment Trust Series 2023-A Class A4 4.77%, 10/15/2030	77,910
396,671	CPS Auto Receivables Trust(a) Series 2023-B Class A 5.91%, 08/16/2027	395,986
242,438	Credit Acceptance Auto Loan Trust(a) Series 2021-3A Class A 1.00%, 05/15/2030	237,080
523,672	DB Master Finance LLC(a) Series 2021-1A Class A23 2.79%, 11/20/2051	403,725

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 500,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	$ 486,689
140,000	DLLAA LLC(a) Series 2023-1A Class A3 5.64%, 02/22/2028	140,211
	Domino's Pizza Master Issuer LLC(a)
	Series 2017-1A Class A23
614,250	4.12%, 07/25/2047	568,271
	Series 2018-1A Class A2I
185,737	4.12%, 07/25/2048	176,219
	Series 2019-1A Class A2
101,325	3.67%, 10/25/2049	87,670
	Series 2021-1A Class A2I
518,075	2.66%, 04/25/2051	436,756
58,034	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	57,582
	DT Auto Owner Trust(a)
	Series 2023-1A Class B
130,000	5.19%, 10/16/2028	128,075
	Series 2023-2A Class B
130,000	5.41%, 02/15/2029	128,085
	Elmwood Ltd(a)(b)
	Series 2022-6A Class BR
370,000	7.72%, 10/17/2036 3-mo. SOFR + 2.40%	370,093
	Series 2023-2A Class B
255,000	7.31%, 04/16/2036 3-mo. SOFR + 2.25%	252,044
190,000	Enterprise Fleet Financing LLC(a) Series 2023-1 Class A3 5.42%, 10/22/2029	187,174
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
156,202	2.58%, 09/15/2025(a)	153,814
	Series 2020-1A Class D
67,142	2.73%, 12/15/2025(a)	65,932
	Series 2022-1A Class B
124,254	2.18%, 06/15/2026	123,401
	Series 2022-4A Class B
140,000	4.57%, 01/15/2027	138,589
	Series 2022-6A Class B
81,000	6.03%, 08/16/2027	80,501
	Series 2023-3A Class B
76,000	6.11%, 09/15/2027	75,724
	FirstKey Homes Trust(a)
	Series 2022-SFR1 Class A
144,185	4.15%, 05/17/2039	135,039
	Series 2022-SFR2 Class A
581,710	4.25%, 07/17/2039	544,949
	Flagship Credit Auto Trust(a)
	Series 2022-3 Class B
240,000	4.69%, 07/17/2028	232,590
	Series 2023-1 Class B
67,000	5.05%, 01/18/2028	65,417
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2023-2 Class B
$ 167,000	5.21%, 05/15/2028	$ 163,222
45,000	GLS Auto Receivables Issuer Trust(a) Series 2022-3A Class B 4.92%, 01/15/2027	44,296
500,000	GMF Floorplan Owner Revolving Trust(a) Series 2023-1 Class A1 5.34%, 06/15/2028	495,554
389,459	GoldenTree Loan Opportunities IX Ltd(a)(b) Series 2014-9A Class AR2 6.74%, 10/29/2029 3-mo. SOFR + 1.37%	389,114
600,000	Halseypoint Ltd(a)(b) Series 2023-7A Class A 7.51%, 07/20/2036 3-mo. SOFR + 2.25%	605,215
398,605	Hayfin US XII Ltd(a)(b) Series 2018-8A Class A 6.71%, 04/20/2031 3-mo. SOFR + 1.38%	397,684
485,000	Hertz Vehicle Financing III LLC(a) Series 2023-3A Class A 5.94%, 02/25/2028	483,241
300,000	Hyundai Auto Receivables Trust Series 2023-A Class A2A 5.19%, 12/15/2025	298,893
	Invesco Ltd(a)(b)
	Series 2021-2A Class A
700,000	6.69%, 07/15/2034 3-mo. SOFR + 1.38%	694,607
	Series 2023-2A Class B
250,000	7.16%, 04/21/2036 3-mo. SOFR + 2.30%	247,878
180,000	Kubota Credit Owner Trust(a) Series 2023-1A Class A3 5.02%, 06/15/2027	177,164
345,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	313,599
345,000	MF1 Ltd(a)(b) Series 2022-FL8 Class AS 7.08%, 02/19/2037 1-mo. SOFR + 1.75%	336,986
	Navient Private Education Refi Loan Trust(a)
	Series 2021-EA Class A
167,814	0.97%, 12/16/2069	140,453
	Series 2021-FA Class A
221,802	1.11%, 02/18/2070	184,892
	Series 2023-A Class A
277,746	5.51%, 10/15/2071	272,049
320,000	New Economy Assets Phase 1 Sponsor LLC(a) Series 2021-1 Class A1 1.91%, 10/20/2061	275,935

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,500,000	NextGear Floorplan Master Owner Trust(a) Series 2021-1A Class A 0.85%, 07/15/2026	$ 1,437,781
500,000	Nissan Auto Receivables Owner Trust Series 2023-A Class A2A 5.34%, 02/17/2026	498,226
255,000	Northwoods Capital XV Ltd(a)(b) Series 2017-15A Class A1R 6.87%, 06/20/2034 3-mo. SOFR + 1.47%	251,625
360,000	Octagon Ltd(a)(b) Series 2023-2A Class B 7.42%, 04/20/2036 3-mo. SOFR + 2.35%	354,781
967,915	OZLM XVIII Ltd(a)(b) Series 2018-18A Class A 6.59%, 04/15/2031 3-mo. SOFR + 1.28%	962,997
700,000	Pikes Peak Ltd(a)(b) Series 2023-12A Class A 7.04%, 04/20/2036 3-mo. SOFR + 2.10%	701,534
205,000	Prestige Auto Receivables Trust(a) Series 2020-1A Class D 1.62%, 11/16/2026	200,819
	Preston Ridge Partners Mortgage LLC(a)(c)
	Series 2021-3 Class A1
315,130	1.87%, 04/25/2026	295,631
	Series 2021-4 Class A1
491,909	1.87%, 04/25/2026	452,110
	Series 2021-6 Class A1
227,075	1.79%, 07/25/2026	212,548
	Series 2021-7 Class A1
356,740	1.87%, 08/25/2026	327,549
	Series 2021-9 Class A1
461,090	2.36%, 10/25/2026	429,700
184,276	Pretium Mortgage Credit Partners LLC(a)(c) Series 2021-RN2 Class A1 1.74%, 07/25/2051	170,939
	Progress Residential Trust(a)
	Series 2021-SFR8 Class A
397,005	1.51%, 10/17/2038	345,920
	Series 2022-SFR3 Class A
139,050	3.20%, 04/17/2039	125,914
	Series 2022-SFR4 Class A
379,023	4.44%, 05/17/2041	351,082
	Series 2022-SFR5 Class A
105,642	4.45%, 06/17/2039	99,828
	Series 2022-SFR7 Class A
168,813	4.75%, 10/27/2039	159,867
	Series 2023-SFR1 Class A
214,524	4.30%, 03/17/2040	200,352
1,180,000	Regatta VI Funding Ltd(a)(b) Series 2016-1A Class AR2 6.75%, 04/20/2034 3-mo. SOFR + 1.42%	1,172,887
Principal Amount		Fair Value
Non-Agency — (continued)
$ 540,000	Retained Vantage Data Centers Issuer LLC(a) Series 2023-1A Class A2A 5.00%, 09/15/2048	$ 488,632
	RR Ltd(a)(b)
	Series 2021-16A Class A1
1,150,000	6.68%, 07/15/2036 3-mo. SOFR + 1.37%	1,141,754
	Series 2022-23A Class A2R
540,000	8.00%, 10/15/2035 3-mo. SOFR + 2.65%	539,969
	Series 2023-26A Class A1
500,000	6.51%, 04/15/2038 3-mo. SOFR + 1.78%	500,318
	Series 2023-26A Class A2
250,000	6.98%, 04/15/2038 3-mo. SOFR + 2.25%	250,476
	Santander Drive Auto Receivables Trust
	Series 2022-4 Class B
350,000	4.42%, 11/15/2027	341,971
	Series 2022-5 Class B
115,000	4.43%, 03/15/2027	112,777
	Series 2022-6 Class B
80,000	4.72%, 06/15/2027	78,467
	Series 2022-7 Class B
325,000	5.95%, 01/17/2028	323,226
	Series 2023-1 Class B
150,000	4.98%, 02/15/2028	147,390
	Series 2023-3 Class B
240,000	5.61%, 07/17/2028	237,780
195,000	SFS Auto Receivables Securitization Trust(a) Series 2023-1A Class A4 5.47%, 12/20/2029	192,391
147,836	Sound Point III Ltd(a)(b) Series 2013-2RA Class A1 6.52%, 04/15/2029 3-mo. SOFR + 1.21%	147,406
645,000	Sound Point XXIX Ltd(a)(b) Series 2021-1A Class A 6.68%, 04/25/2034 3-mo. SOFR + 1.33%	633,847
400,000	Southwick Park LLC(a)(b) Series 2019-4A Class A1R 6.65%, 07/20/2032 3-mo. SOFR + 1.32%	398,338
350,000	Stack Infrastructure Issuer LLC(a) Series 2023-2A Class A2 5.90%, 07/25/2048	336,064
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	130,462
700,000	Symphony XXV Ltd(a)(b) Series 2021-25A Class A 6.56%, 04/19/2034 3-mo. SOFR + 1.24%	690,822
310,000	Texas Debt Capital Ltd(a)(b) Series 2023-1A Class B 7.12%, 04/20/2036 3-mo. SOFR + 2.30%	310,095

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 285,000	Texas Natural Gas Securitization Finance Corp 5.10%, 04/01/2035	$ 279,488
645,000	Thompson Park Ltd(a)(b) Series 2021-1A Class A1 6.57%, 04/15/2034 3-mo. SOFR + 1.26%	635,980
148,245	Toyota Lease Owner Trust(a) Series 2021-B Class A3 0.42%, 10/21/2024	147,401
92,866	Tricolor Auto Securitization Trust(a) Series 2023-1A Class A 6.48%, 08/17/2026	92,662
	Upstart Securitization Trust(a)
	Series 2021-3 Class A
2,649	0.83%, 07/20/2031	2,640
	Series 2021-4 Class A
39,776	0.84%, 09/20/2031	39,369
	VCAT LLC(a)(c)
	Series 2021-NPL2 Class A1
60,537	2.12%, 03/27/2051	57,730
	Series 2021-NPL4 Class A1
286,431	1.87%, 08/25/2051	267,217
	Series 2021-NPL5 Class A1
379,187	1.87%, 08/25/2051	357,223
	Series 2021-NPL6 Class A1
487,459	1.92%, 09/25/2051	448,222
	Venture Ltd(a)(b)
	Series 2019-37A Class A1R
870,000	6.72%, 07/15/2032 3-mo. SOFR + 1.41%	858,720
	Series 2021-42A Class A1A
645,000	6.70%, 04/15/2034 3-mo. SOFR + 1.39%	632,768
	Series 2021-43A Class A1
510,000	6.81%, 04/15/2034 3-mo. SOFR + 1.50%	505,059
442,950	Venture XVII Ltd(a)(b) Series 2014-17A Class ARR 6.45%, 04/15/2027 3-mo. SOFR + 1.14%	442,352
403,890	Vericrest Opportunity Loan Transferee(a)(c) Series 2021-NP11 Class A1 1.87%, 08/25/2051	373,455
252,527	VOLT CIII LLC(a)(c) Series 2021-CF1 Class A1 1.99%, 08/25/2051	234,228
272,440	VOLT XCIII LLC(a)(c) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	253,101
1,040,000	Wellfleet X Ltd(a)(b) Series 2019-XA Class A1R 6.76%, 07/20/2032 3-mo. SOFR + 1.43%	1,031,357
56,550	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	50,631
Principal Amount		Fair Value
Non-Agency — (continued)
	Westlake Automobile Receivables Trust(a)
	Series 2020-3A Class D
$ 195,000	1.65%, 02/17/2026	$ 189,289
	Series 2022-2A Class B
275,000	4.31%, 09/15/2027	269,703
	Series 2023-1A Class B
80,000	5.41%, 01/18/2028	78,989
98,500	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	85,221
	World Omni Auto Receivables Trust
	Series 2023-A Class B
130,000	5.03%, 05/15/2029	126,705
	Series 2023-B Class A2A
500,000	5.25%, 11/16/2026	497,686
1,450,000	Zais Ltd(a)(b) Series 2020-15A Class A1R 6.98%, 07/28/2032 3-mo. SOFR + 1.61%	1,431,536
TOTAL ASSET-BACKED SECURITIES — 10.45% (Cost $46,247,728)		$45,198,148
CORPORATE BONDS AND NOTES
Basic Materials — 0.59%
240,000	Anglo American Capital PLC(a) 3.88%, 03/16/2029	215,064
140,000	BHP Billiton Finance USA Ltd(d) 4.90%, 02/28/2033	132,959
	Celanese US Holdings LLC
275,000	6.17%, 07/15/2027	271,169
150,000	6.55%, 11/15/2030	146,795
200,000	Corp Nacional del Cobre de Chile(a) 5.95%, 01/08/2034	193,532
	Glencore Funding LLC(a)
230,000	6.38%, 10/06/2030	229,381
105,000	2.85%, 04/27/2031	83,319
425,000	2.63%, 09/23/2031	328,022
135,000	5.70%, 05/08/2033(d)	128,011
475,000	Newcrest Finance Pty Ltd(a) 3.25%, 05/13/2030	403,860
220,000	POSCO 5.75%, 01/17/2028	218,674
240,000	Sherwin-Williams Co 2.30%, 05/15/2030	195,280
		2,546,066
Communications — 3.10%
	AT&T Inc
1,105,000	2.30%, 06/01/2027	978,418
690,000	4.35%, 03/01/2029	642,130
245,000	5.40%, 02/15/2034	229,295
775,000	4.85%, 03/01/2039	655,779
5,000	3.55%, 09/15/2055	3,061

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 452,000	3.80%, 12/01/2057	$ 286,354
28,000	3.65%, 09/15/2059	17,036
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	146,573
1,725,000	3.75%, 02/15/2028	1,555,449
35,000	3.50%, 03/01/2042	21,629
70,000	5.13%, 07/01/2049	51,028
105,000	4.80%, 03/01/2050	73,423
335,000	3.90%, 06/01/2052	200,289
330,000	3.85%, 04/01/2061	184,426
85,000	4.40%, 12/01/2061	52,368
	Comcast Corp
1,300,000	3.30%, 02/01/2027	1,213,812
305,000	4.80%, 05/15/2033	286,133
55,000	3.40%, 07/15/2046	37,465
105,000	2.80%, 01/15/2051	61,460
221,000	2.94%, 11/01/2056	125,600
	Cox Communications Inc(a)
19,000	3.15%, 08/15/2024	18,538
165,000	2.60%, 06/15/2031	128,535
	Discovery Communications LLC
22,000	4.13%, 05/15/2029	19,658
85,000	3.63%, 05/15/2030	71,947
127,000	5.20%, 09/20/2047	96,284
131,000	5.30%, 05/15/2049	100,311
210,000	4.65%, 05/15/2050	148,351
575,000	Meta Platforms Inc 3.50%, 08/15/2027	542,287
495,000	Netflix Inc(a)(d) 4.88%, 06/15/2030	468,620
	Paramount Global
400,000	4.20%, 05/19/2032(d)	317,986
170,000	4.38%, 03/15/2043	109,954
26,000	5.85%, 09/01/2043	20,220
200,000	Prosus NV(a) 3.26%, 01/19/2027	177,180
135,000	Rogers Communications Inc 3.80%, 03/15/2032	112,189
	Time Warner Cable LLC
110,000	6.55%, 05/01/2037	99,771
65,000	4.50%, 09/15/2042	45,033
	T-Mobile USA Inc
100,000	2.05%, 02/15/2028	85,988
160,000	2.40%, 03/15/2029	134,635
1,170,000	3.88%, 04/15/2030	1,036,586
300,000	2.88%, 02/15/2031	243,226
300,000	3.50%, 04/15/2031	253,671
550,000	5.20%, 01/15/2033	519,071
160,000	5.05%, 07/15/2033	148,450
130,000	5.75%, 01/15/2034	126,818
55,000	3.00%, 02/15/2041	36,446
	Verizon Communications Inc
890,000	4.33%, 09/21/2028	836,273
522,000	2.55%, 03/21/2031	415,635
Principal Amount		Fair Value
Communications — (continued)
$ 390,000	2.36%, 03/15/2032	$ 297,554
		13,432,945
Consumer, Cyclical — 1.64%
	AutoNation Inc
193,000	4.50%, 10/01/2025	186,354
75,000	1.95%, 08/01/2028	61,091
500,000	4.75%, 06/01/2030	450,500
200,000	CK Hutchison International Ltd(a) 4.75%, 04/21/2028	192,808
	General Motors Co
300,000	4.00%, 04/01/2025	290,413
200,000	5.20%, 04/01/2045	155,503
75,000	6.75%, 04/01/2046	70,088
	General Motors Financial Co Inc
250,000	4.30%, 07/13/2025	241,322
125,000	2.70%, 08/20/2027	109,652
100,000	Home Depot Inc 3.25%, 04/15/2032	85,795
250,000	Hyatt Hotels Corp 1.80%, 10/01/2024	239,837
535,000	Hyundai Capital America(a) 6.20%, 09/21/2030	526,956
170,000	Lennar Corp 4.75%, 11/29/2027	163,768
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	69,069
250,000	1.70%, 09/15/2028	208,728
125,000	3.75%, 04/01/2032	108,238
250,000	5.00%, 04/15/2033	235,297
400,000	4.25%, 04/01/2052	295,075
	Marriott International Inc
275,000	5.00%, 10/15/2027	267,995
350,000	2.85%, 04/15/2031	282,135
188,000	McDonald's Corp 4.60%, 09/09/2032	176,854
265,000	O'Reilly Automotive Inc(d) 4.70%, 06/15/2032	242,846
	Starbucks Corp
225,000	4.00%, 11/15/2028	211,541
202,000	3.00%, 02/14/2032	167,133
	Warnermedia Holdings Inc
550,000	6.41%, 03/15/2026	549,908
350,000	4.05%, 03/15/2029	311,836
1,125,000	4.28%, 03/15/2032	954,921
320,000	5.14%, 03/15/2052	237,773
		7,093,436
Consumer, Non-Cyclical — 4.25%
	AbbVie Inc
400,000	4.55%, 03/15/2035	363,835
83,000	4.30%, 05/14/2036	72,800
250,000	4.88%, 11/14/2048	218,472
252,000	4.25%, 11/21/2049	199,499
	Alcon Finance Corp(a)
200,000	2.75%, 09/23/2026	183,897

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 285,000	2.60%, 05/27/2030	$ 234,864
	Amgen Inc
145,000	5.15%, 03/02/2028	142,607
507,000	5.25%, 03/02/2030	495,332
225,000	4.20%, 03/01/2033	200,041
691,000	5.25%, 03/02/2033	660,568
90,000	5.75%, 03/02/2063	83,023
875,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.70%, 02/01/2036	801,969
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	74,081
	Anheuser-Busch InBev Worldwide Inc
25,000	8.20%, 01/15/2039	30,561
500,000	4.95%, 01/15/2042	454,172
260,000	4.44%, 10/06/2048	214,089
200,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	175,981
130,000	Bacardi Ltd / Bacardi-Martini BV(a) 5.40%, 06/15/2033	121,813
	BAT Capital Corp
85,000	6.34%, 08/02/2030	83,723
20,000	4.54%, 08/15/2047	13,767
100,000	Becton Dickinson & Co 4.67%, 06/06/2047	83,222
150,000	Bristol Myers Squibb Co(d) 2.95%, 03/15/2032	125,196
	Cargill Inc(a)
200,000	2.13%, 11/10/2031	155,762
90,000	4.00%, 06/22/2032(d)	80,426
465,000	4.75%, 04/24/2033	438,613
175,000	Cencora Inc 3.45%, 12/15/2027	162,321
200,000	Chapman University 2.07%, 04/01/2031	152,661
	Cigna Group
360,000	1.25%, 03/15/2026	324,033
325,000	4.80%, 08/15/2038	286,284
275,000	Colgate-Palmolive Co 3.25%, 08/15/2032	240,073
	CommonSpirit Health
115,000	2.76%, 10/01/2024	111,399
440,000	6.46%, 11/01/2052(d)	458,341
	Conagra Brands Inc
225,000	5.30%, 10/01/2026	222,715
304,000	4.85%, 11/01/2028	290,234
	Constellation Brands Inc
140,000	3.60%, 02/15/2028	128,779
250,000	2.25%, 08/01/2031	194,748
231,000	4.75%, 05/09/2032	213,992
	CSL Finance PLC(a)
50,000	3.85%, 04/27/2027	47,375
70,000	4.05%, 04/27/2029	65,294
105,000	4.25%, 04/27/2032	95,031
	CVS Health Corp
85,000	5.13%, 02/21/2030	81,755
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 65,000	5.25%, 02/21/2033	$ 61,582
585,000	4.78%, 03/25/2038	503,773
285,000	4.13%, 04/01/2040	221,503
	Estee Lauder Cos Inc
160,000	4.38%, 05/15/2028	154,106
90,000	4.65%, 05/15/2033(d)	83,946
35,000	5.15%, 05/15/2053	31,535
	GE HealthCare Technologies Inc
180,000	5.86%, 03/15/2030	178,567
170,000	6.38%, 11/22/2052	172,761
	General Mills Inc
175,000	4.20%, 04/17/2028	164,980
50,000	4.95%, 03/29/2033(d)	46,849
	Gilead Sciences Inc
185,000	1.65%, 10/01/2030(d)	144,449
215,000	5.25%, 10/15/2033	209,712
775,000	Haleon US Capital LLC 3.38%, 03/24/2027	719,006
220,000	HCA Inc 3.50%, 09/01/2030	186,126
	Howard University
100,000	2.80%, 10/01/2030	82,844
160,000	3.48%, 10/01/2041	109,512
	Humana Inc
205,000	3.70%, 03/23/2029	187,006
70,000	5.88%, 03/01/2033	69,588
35,000	5.50%, 03/15/2053	31,805
225,000	JDE Peet's NV(a) 1.38%, 01/15/2027	194,268
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	134,328
185,000	3.00%, 06/01/2051	116,453
	Keurig Dr Pepper Inc
425,000	4.60%, 05/25/2028	408,523
200,000	4.50%, 04/15/2052	157,851
255,000	Kraft Heinz Foods Co 3.75%, 04/01/2030	227,599
165,000	McKesson Corp 5.10%, 07/15/2033	157,651
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	235,414
525,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	496,271
	Philip Morris International Inc
230,000	5.13%, 11/17/2027	225,214
320,000	4.88%, 02/15/2028	310,008
105,000	5.63%, 11/17/2029	103,809
270,000	5.13%, 02/15/2030	258,941
170,000	5.38%, 02/15/2033	161,132
170,000	5.63%, 09/07/2033	163,477
	Royalty Pharma PLC
165,000	1.75%, 09/02/2027(d)	140,783
220,000	2.20%, 09/02/2030	170,791
70,000	2.15%, 09/02/2031(d)	52,383
35,000	3.35%, 09/02/2051	20,253
30,000	Sutter Health 3.36%, 08/15/2050	19,608

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Sysco Corp
$ 50,000	4.45%, 03/15/2048	$ 38,800
225,000	6.60%, 04/01/2050	232,279
50,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	42,309
125,000	Unilever Capital Corp(d) 2.63%, 08/12/2051	75,433
	UnitedHealth Group Inc
165,000	4.00%, 05/15/2029	154,418
705,000	5.30%, 02/15/2030	700,617
125,000	4.20%, 05/15/2032	114,090
525,000	5.35%, 02/15/2033	519,319
65,000	3.75%, 10/15/2047	47,805
280,000	5.88%, 02/15/2053	280,996
261,000	5.05%, 04/15/2053	233,507
40,000	4.95%, 05/15/2062	34,480
30,000	6.05%, 02/15/2063	30,354
		18,402,162
Energy — 1.92%
	BP Capital Markets America Inc
115,000	1.75%, 08/10/2030	90,923
100,000	2.72%, 01/12/2032	81,165
240,000	4.81%, 02/13/2033	224,611
145,000	4.89%, 09/11/2033	136,129
40,000	2.94%, 06/04/2051	24,422
155,000	3.38%, 02/08/2061	96,814
55,000	Canadian Natural Resources Ltd 2.95%, 07/15/2030	45,617
	Cheniere Energy Partners LP
90,000	4.50%, 10/01/2029	81,493
135,000	5.95%, 06/30/2033(a)	130,203
85,000	Columbia Pipelines Holding Co LLC(a) 6.04%, 08/15/2028	84,569
	Columbia Pipelines Operating Co LLC(a)
30,000	5.93%, 08/15/2030	29,614
565,000	6.04%, 11/15/2033	551,499
45,000	6.54%, 11/15/2053	43,993
	ConocoPhillips Co
160,000	5.05%, 09/15/2033	153,170
105,000	3.80%, 03/15/2052	76,128
65,000	5.70%, 09/15/2063	61,926
165,000	Diamondback Energy Inc 6.25%, 03/15/2033	165,094
	Enbridge Inc
563,000	5.70%, 03/08/2033	539,353
55,000	2.50%, 08/01/2033	40,797
	Energy Transfer LP
95,000	5.25%, 04/15/2029	91,089
40,000	5.35%, 05/15/2045	32,800
65,000	6.13%, 12/15/2045	57,818
85,000	5.00%, 05/15/2050	66,678
	Enterprise Products Operating LLC
120,000	2.80%, 01/31/2030	101,865
Principal Amount		Fair Value
Energy — (continued)
$ 75,000	5.35%, 01/31/2033(d)	$ 73,324
	Equinor ASA
190,000	3.63%, 04/06/2040	146,628
20,000	3.70%, 04/06/2050	14,601
370,441	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	285,115
170,000	Hess Corp 7.30%, 08/15/2031	180,070
	MPLX LP
300,000	4.00%, 02/15/2025	291,818
70,000	1.75%, 03/01/2026	63,473
35,000	4.13%, 03/01/2027	33,113
75,000	4.25%, 12/01/2027	70,449
60,000	2.65%, 08/15/2030	48,452
75,000	4.95%, 09/01/2032	68,303
475,000	4.50%, 04/15/2038	384,931
90,000	4.90%, 04/15/2058	66,911
	Occidental Petroleum Corp
80,000	6.63%, 09/01/2030	81,060
121,000	7.88%, 09/15/2031	130,934
75,000	6.45%, 09/15/2036	73,645
	ONEOK Inc
55,000	4.35%, 03/15/2029	50,724
30,000	3.40%, 09/01/2029	26,035
90,000	3.10%, 03/15/2030	75,292
45,000	6.10%, 11/15/2032	44,431
60,000	5.20%, 07/15/2048	49,111
	Ovintiv Inc
35,000	5.65%, 05/15/2028	34,235
55,000	7.38%, 11/01/2031	57,630
90,000	6.25%, 07/15/2033	87,022
200,000	Pertamina Persero PT 3.10%, 01/21/2030	168,044
70,000	Pioneer Natural Resources Co 5.10%, 03/29/2026	69,100
	Plains All American Pipeline LP / PAA Finance Corp
55,000	3.55%, 12/15/2029	47,280
550,000	3.80%, 09/15/2030	472,421
	Sabine Pass Liquefaction LLC
60,000	4.20%, 03/15/2028	55,901
70,000	4.50%, 05/15/2030	64,194
165,000	Schlumberger Investment SA 4.85%, 05/15/2033	155,801
	Shell International Finance BV
140,000	3.25%, 04/06/2050	92,959
145,000	3.00%, 11/26/2051	90,542
155,000	Targa Resources Corp 4.20%, 02/01/2033	131,795
370,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	311,348
382,000	Teck Resources Ltd(d) 3.90%, 07/15/2030	332,038
150,000	TransCanada PipeLines Ltd 2.50%, 10/12/2031	116,149

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 90,000	Transcontinental Gas Pipe Line Co LLC 3.25%, 05/15/2030	$ 77,193
55,000	Western Midstream Operating LP 4.05%, 02/01/2030	48,075
	Williams Cos Inc
110,000	2.60%, 03/15/2031	87,610
150,000	4.65%, 08/15/2032	136,450
400,000	5.65%, 03/15/2033	386,517
		8,288,494
Financial — 10.95%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,075,000	6.50%, 07/15/2025	1,076,240
725,000	2.45%, 10/29/2026	649,379
150,000	3.30%, 01/30/2032	119,237
370,000	Agree LP REIT 4.80%, 10/01/2032	327,715
1,175,000	Air Lease Corp 2.88%, 01/15/2026	1,094,007
75,000	American Express Co(d) 5.04%, 05/01/2034	69,146
50,000	American International Group Inc 3.40%, 06/30/2030	42,838
	American Tower Corp REIT
125,000	3.65%, 03/15/2027	115,818
135,000	5.80%, 11/15/2028	133,984
250,000	3.80%, 08/15/2029	222,378
80,000	Aon Corp 2.80%, 05/15/2030	66,576
	Aon Corp / Aon Global Holdings PLC
80,000	5.35%, 02/28/2033	76,692
70,000	3.90%, 02/28/2052	50,028
280,000	Athene Global Funding(a) 2.65%, 10/04/2031	207,319
1,200,000	Avolon Holdings Funding Ltd(a) 2.88%, 02/15/2025	1,132,918
1,000,000	Banco Santander SA 4.25%, 04/11/2027	933,005
	Bank of America Corp
715,000	3.88%, 08/01/2025	692,605
30,000	5.08%, 01/20/2027	29,324
340,000	5.93%, 09/15/2027	337,473
1,000,000	4.18%, 11/25/2027	929,601
915,000	5.20%, 04/25/2029	881,423
255,000	2.88%, 10/22/2030	212,450
575,000	2.59%, 04/29/2031	462,065
745,000	1.92%, 10/24/2031	562,053
610,000	2.69%, 04/22/2032	479,424
370,000	2.30%, 07/21/2032	280,360
785,000	4.57%, 04/27/2033	696,949
157,000	5.02%, 07/22/2033	144,447
435,000	6.11%, 01/29/2037	428,970
375,000	3.31%, 04/22/2042	261,018
Principal Amount		Fair Value
Financial — (continued)
$ 40,000	Bank of New York Mellon Corp 4.60%, 07/26/2030	$ 37,650
	Barclays PLC
775,000	2.85%, 05/07/2026	731,095
200,000	7.39%, 11/02/2028	205,192
200,000	6.49%, 09/13/2029	198,365
220,000	6.22%, 05/09/2034	208,404
	BNP Paribas SA(a)
1,225,000	2.22%, 06/09/2026	1,143,185
320,000	5.13%, 01/13/2029	308,954
200,000	5.34%, 06/12/2029	194,256
200,000	2.16%, 09/15/2029	164,905
	BPCE SA(a)
260,000	2.05%, 10/19/2027	228,997
425,000	3.12%, 10/19/2032	316,562
270,000	Brighthouse Financial Global Funding(a) 1.75%, 01/13/2025	254,618
	Capital One Financial Corp
30,000	1.88%, 11/02/2027	26,107
40,000	5.47%, 02/01/2029	38,076
175,000	6.31%, 06/08/2029	171,027
70,000	3.27%, 03/01/2030	58,555
220,000	5.25%, 07/26/2030	203,943
135,000	6.38%, 06/08/2034	127,402
	Citigroup Inc
550,000	3.35%, 04/24/2025	540,190
430,000	3.70%, 01/12/2026	409,106
700,000	3.89%, 01/10/2028	652,532
330,000	2.57%, 06/03/2031	263,144
525,000	3.06%, 01/25/2033	415,032
360,000	4.91%, 05/24/2033	327,566
	Corebridge Financial Inc
145,000	3.85%, 04/05/2029	130,251
40,000	6.05%, 09/15/2033(a)	38,897
250,000	Credit Agricole SA(a) 6.32%, 10/03/2029	250,029
360,000	Crown Castle Inc REIT 4.80%, 09/01/2028	341,698
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	199,199
	Deutsche Bank AG
260,000	2.13%, 11/24/2026	235,131
150,000	6.72%, 01/18/2029	149,108
205,000	Equinix Inc REIT 3.20%, 11/18/2029	175,549
340,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	284,534
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	498,522
120,000	Fifth Third Bancorp 2.38%, 01/28/2025	113,935
135,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	125,148
	Goldman Sachs Group Inc
760,000	2.62%, 04/22/2032	593,618
395,000	2.38%, 07/21/2032	300,827
60,000	2.65%, 10/21/2032	46,312

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 525,000	Healthcare Realty Holdings LP REIT 2.05%, 03/15/2031	$ 379,337
126,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	96,839
	HSBC Holdings PLC
230,000	1.59%, 05/24/2027	202,803
200,000	5.89%, 08/14/2027	197,560
200,000	6.16%, 03/09/2029	197,988
400,000	2.21%, 08/17/2029	329,693
575,000	5.40%, 08/11/2033	529,871
675,000	6.55%, 06/20/2034	640,147
45,000	Huntington Bancshares Inc 6.21%, 08/21/2029	44,021
250,000	Huntington National Bank 5.65%, 01/10/2030	235,585
70,000	Intercontinental Exchange Inc 4.35%, 06/15/2029	65,867
200,000	Intesa Sanpaolo SpA(a) 6.63%, 06/20/2033	187,946
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	146,420
	JPMorgan Chase & Co
265,000	4.02%, 12/05/2024	263,823
170,000	2.95%, 10/01/2026	157,404
15,000	4.32%, 04/26/2028	14,232
150,000	4.85%, 07/25/2028	144,595
560,000	3.51%, 01/23/2029	507,952
230,000	5.30%, 07/24/2029	223,786
175,000	3.70%, 05/06/2030	156,079
185,000	2.74%, 10/15/2030	154,709
200,000	2.52%, 04/22/2031	162,116
460,000	1.76%, 11/19/2031	345,994
475,000	2.96%, 01/25/2033	378,160
537,000	4.59%, 04/26/2033	484,076
360,000	4.91%, 07/25/2033	331,218
550,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	492,041
500,000	Manufacturers & Traders Trust Co 4.70%, 01/27/2028	461,776
	Marsh & McLennan Cos Inc
230,000	4.05%, 10/15/2023	229,815
80,000	4.75%, 03/15/2039	70,214
625,000	Mastercard Inc 3.30%, 03/26/2027	587,044
165,000	MetLife Inc(d) 5.38%, 07/15/2033	158,618
370,000	Metropolitan Life Global Funding I(a) 2.40%, 01/11/2032	290,726
	Morgan Stanley
385,000	3.63%, 01/20/2027	359,411
754,000	3.95%, 04/23/2027	700,334
600,000	3.77%, 01/24/2029	547,113
235,000	5.12%, 02/01/2029	226,309
850,000	5.16%, 04/20/2029	817,747
70,000	5.45%, 07/20/2029	68,213
Principal Amount		Fair Value
Financial — (continued)
$ 100,000	4.43%, 01/23/2030	$ 92,514
385,000	2.70%, 01/22/2031	314,780
625,000	1.79%, 02/13/2032	462,842
455,000	1.93%, 04/28/2032	337,974
355,000	4.89%, 07/20/2033	322,562
425,000	2.48%, 09/16/2036	308,714
35,000	5.95%, 01/19/2038	32,714
	Nasdaq Inc
90,000	5.35%, 06/28/2028	88,356
200,000	5.55%, 02/15/2034	190,890
200,000	NatWest Group PLC 5.85%, 03/02/2027	197,393
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	382,392
165,000	Principal Financial Group Inc 5.38%, 03/15/2033	158,407
	Prologis LP REIT
625,000	1.75%, 07/01/2030	485,794
300,000	4.63%, 01/15/2033	277,558
350,000	Retail Opportunity Investments Partnership LP REIT 6.75%, 10/15/2028	345,464
170,000	Royal Bank of Canada 5.20%, 08/01/2028	165,463
155,000	SBA Tower Trust REIT(a) 2.84%, 01/15/2025	148,357
575,000	Societe Generale SA(a) 6.22%, 06/15/2033	520,727
200,000	Standard Chartered PLC(a) 7.77%, 11/16/2028	209,578
500,000	Truist Bank 2.25%, 03/11/2030	382,732
90,000	Truist Financial Corp 6.05%, 06/08/2027	89,021
	UBS Group AG(a)
1,225,000	4.28%, 01/09/2028	1,126,303
200,000	4.75%, 05/12/2028	188,971
250,000	6.44%, 08/11/2028	249,785
200,000	6.25%, 09/22/2029	197,902
240,000	2.75%, 02/11/2033	181,451
270,000	6.54%, 08/12/2033	266,845
250,000	9.02%, 11/15/2033	288,704
	VICI Properties LP REIT
135,000	4.95%, 02/15/2030	123,521
180,000	5.13%, 05/15/2032	161,113
	Wells Fargo & Co
335,000	2.41%, 10/30/2025	321,032
750,000	4.30%, 07/22/2027	706,754
315,000	2.39%, 06/02/2028	276,245
315,000	5.57%, 07/25/2029	307,311
250,000	2.88%, 10/30/2030	208,114
415,000	3.35%, 03/02/2033	335,463
813,000	4.90%, 07/25/2033	735,765
100,000	5.39%, 04/24/2034	93,491
475,000	Westpac Banking Corp 4.11%, 07/24/2034	410,212
765,000	Willis North America Inc 2.95%, 09/15/2029	652,003
		47,355,862

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Industrial — 1.69%
	Boeing Co
$ 30,000	2.70%, 02/01/2027	$ 27,165
70,000	5.04%, 05/01/2027	68,345
1,025,000	3.45%, 11/01/2028	924,285
90,000	5.15%, 05/01/2030	85,995
200,000	5.81%, 05/01/2050	181,103
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	154,364
400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	323,073
	CSX Corp
400,000	3.80%, 03/01/2028	375,625
275,000	4.10%, 11/15/2032(d)	247,295
435,000	DAE Funding LLC(a) 1.55%, 08/01/2024	416,571
350,000	Eaton Corp 4.15%, 03/15/2033	316,383
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	178,839
	General Electric Co
125,000	6.75%, 03/15/2032	135,506
125,000	5.88%, 01/14/2038	126,024
210,000	Ingersoll Rand Inc 5.70%, 08/14/2033	202,674
100,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	95,560
325,000	Lockheed Martin Corp 5.25%, 01/15/2033	321,026
325,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	203,059
215,000	Northrop Grumman Corp 5.15%, 05/01/2040	196,281
	Otis Worldwide Corp
115,000	2.57%, 02/15/2030	95,343
110,000	3.11%, 02/15/2040	78,541
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
195,000	4.40%, 07/01/2027	182,742
65,000	6.05%, 08/01/2028	64,185
290,000	6.20%, 06/15/2030	285,784
	Regal Rexnord Corp(a)
330,000	6.05%, 04/15/2028	320,980
100,000	6.30%, 02/15/2030	96,597
325,000	Union Pacific Corp 2.80%, 02/14/2032	268,194
275,000	Veralto Corp(a) 5.45%, 09/18/2033	266,068
127,000	Waste Connections Inc(d) 4.20%, 01/15/2033	113,430
	Waste Management Inc
175,000	3.15%, 11/15/2027	161,046
600,000	1.15%, 03/15/2028	502,630
225,000	4.88%, 02/15/2029	220,005
75,000	4.15%, 04/15/2032(d)	68,263
		7,302,981
Principal Amount		Fair Value
Technology — 1.83%
$ 550,000	Adobe Inc 2.15%, 02/01/2027	$ 499,571
	Broadcom Inc
12,000	4.11%, 09/15/2028	11,070
192,000	4.15%, 04/15/2032(a)	166,620
280,000	2.60%, 02/15/2033(a)	208,792
370,000	3.42%, 04/15/2033(a)	295,947
150,000	3.47%, 04/15/2034(a)	117,812
339,000	3.14%, 11/15/2035(a)	247,159
239,000	3.19%, 11/15/2036(a)	171,599
	CDW LLC / CDW Finance Corp
90,000	2.67%, 12/01/2026	81,171
60,000	3.57%, 12/01/2031	49,418
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	287,504
50,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	48,686
	Intel Corp
350,000	5.20%, 02/10/2033(d)	338,883
45,000	3.25%, 11/15/2049	28,666
250,000	3.05%, 08/12/2051	151,971
190,000	5.05%, 08/05/2062	159,036
500,000	Intuit Inc 1.35%, 07/15/2027	432,694
425,000	Lam Research Corp 1.90%, 06/15/2030	341,279
	Marvell Technology Inc
95,000	2.95%, 04/15/2031	76,857
55,000	5.95%, 09/15/2033	53,983
60,000	NVIDIA Corp 3.50%, 04/01/2040	47,239
	NXP BV / NXP Funding LLC
135,000	4.88%, 03/01/2024	134,325
71,000	5.35%, 03/01/2026	69,943
	NXP BV / NXP Funding LLC / NXP USA Inc
89,000	4.30%, 06/18/2029	81,533
325,000	2.65%, 02/15/2032	251,201
	Oracle Corp
165,000	2.30%, 03/25/2028	142,950
275,000	4.50%, 05/06/2028(d)	262,107
250,000	6.15%, 11/09/2029	253,788
65,000	2.95%, 04/01/2030	54,697
350,000	4.65%, 05/06/2030	327,314
325,000	2.88%, 03/25/2031	265,470
301,000	4.90%, 02/06/2033	277,441
350,000	3.60%, 04/01/2040	252,890
741,000	3.60%, 04/01/2050	479,318
525,000	6.90%, 11/09/2052	540,818
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	210,693
	VMware Inc
100,000	1.80%, 08/15/2028	82,991
300,000	2.20%, 08/15/2031	226,389
	Workday Inc
125,000	3.50%, 04/01/2027	116,629

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 100,000	3.80%, 04/01/2032	$ 85,742
		7,932,196
Utilities — 3.64%
335,000	Alabama Power Co 3.45%, 10/01/2049	222,626
425,000	Alliant Energy Finance LLC(a) 4.25%, 06/15/2028	398,971
125,000	American Water Capital Corp 3.75%, 09/01/2028	116,295
75,000	Arizona Public Service Co 5.55%, 08/01/2033	72,703
	Berkshire Hathaway Energy Co
350,000	3.70%, 07/15/2030	310,565
140,000	4.60%, 05/01/2053	109,351
65,000	Boston Gas Co(a) 3.76%, 03/16/2032	54,663
285,000	Brooklyn Union Gas Co(a) 4.87%, 08/05/2032	254,156
	Cleco Corporate Holdings LLC
80,000	3.38%, 09/15/2029	66,826
5,000	4.97%, 05/01/2046	3,755
145,000	Consolidated Edison Co of New York Inc 3.20%, 12/01/2051	90,805
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(c)	189,833
161,000	3.38%, 04/01/2030	138,499
424,000	5.38%, 11/15/2032	404,799
10,000	6.30%, 03/15/2033	10,154
333,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	308,325
	Duke Energy Corp
475,000	3.15%, 08/15/2027	432,806
60,000	2.45%, 06/01/2030(d)	48,719
562,000	2.55%, 06/15/2031	445,612
200,000	4.50%, 08/15/2032	179,912
110,000	5.00%, 08/15/2052	91,439
	Duke Energy Ohio Inc
145,000	3.65%, 02/01/2029	132,995
115,000	5.25%, 04/01/2033	111,022
50,000	Edison International(d) 5.25%, 11/15/2028	48,107
200,000	Enel Finance International NV(a) 5.00%, 06/15/2032	180,936
975,000	Entergy Corp 2.95%, 09/01/2026	901,212
115,000	Evergy Metro Inc 4.20%, 03/15/2048	87,197
	Eversource Energy
55,000	4.75%, 05/15/2026	53,764
60,000	5.45%, 03/01/2028	59,305
355,000	5.13%, 05/15/2033	330,192
	Exelon Corp
195,000	5.15%, 03/15/2028	191,366
450,000	4.05%, 04/15/2030	405,005
Principal Amount		Fair Value
Utilities — (continued)
	Florida Power & Light Co
$ 75,000	5.10%, 04/01/2033	$ 72,555
515,000	4.55%, 10/01/2044	405,019
	Georgia Power Co
70,000	4.65%, 05/16/2028	67,531
170,000	4.70%, 05/15/2032	157,507
115,000	4.95%, 05/17/2033	107,794
30,000	4.75%, 09/01/2040	25,485
85,000	Kentucky Utilities Co 5.45%, 04/15/2033	83,041
125,000	KeySpan Gas East Corp(a) 5.99%, 03/06/2033	120,629
85,000	Louisville Gas & Electric Co 5.45%, 04/15/2033	83,245
100,000	Monongahela Power Co(a) 5.85%, 02/15/2034	98,154
50,000	National Grid PLC 5.60%, 06/12/2028	49,455
	National Rural Utilities Cooperative Finance Corp
215,000	4.15%, 12/15/2032(d)	191,371
65,000	5.80%, 01/15/2033	64,905
	NextEra Energy Capital Holdings Inc
35,000	6.05%, 03/01/2025	35,053
435,000	4.63%, 07/15/2027	419,278
490,000	2.25%, 06/01/2030	392,278
50,000	5.05%, 02/28/2033	46,656
	NiSource Inc
150,000	3.49%, 05/15/2027	139,032
235,000	3.60%, 05/01/2030	204,701
55,000	1.70%, 02/15/2031	41,132
190,000	5.40%, 06/30/2033	182,106
155,000	Oglethorpe Power Corp 5.05%, 10/01/2048	126,846
75,000	Ohio Edison Co(a) 5.50%, 01/15/2033	71,755
200,000	Ohio Power Co 5.00%, 06/01/2033	187,655
	Pacific Gas & Electric Co
590,000	5.45%, 06/15/2027	567,834
625,000	2.10%, 08/01/2027	534,418
170,000	6.10%, 01/15/2029(d)	166,043
235,000	4.55%, 07/01/2030	207,730
580,000	2.50%, 02/01/2031	441,252
185,000	3.25%, 06/01/2031	147,017
120,000	6.15%, 01/15/2033	113,812
540,000	6.40%, 06/15/2033(d)	520,471
55,000	4.95%, 07/01/2050	40,995
45,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	43,427
80,000	PPL Capital Funding Inc 4.13%, 04/15/2030	71,844
	Puget Energy Inc
185,000	3.65%, 05/15/2025	177,334
105,000	4.10%, 06/15/2030	91,489
120,000	Sempra(d) 3.40%, 02/01/2028	109,221
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	92,997

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Southern California Edison Co
$ 205,000	4.90%, 06/01/2026	$ 201,361
45,000	5.85%, 11/01/2027	45,241
90,000	5.30%, 03/01/2028	88,830
345,000	2.25%, 06/01/2030	276,990
220,000	2.75%, 02/01/2032	175,913
2,000	4.00%, 04/01/2047	1,446
20,000	3.65%, 02/01/2050	13,502
	Southern California Gas Co
380,000	5.20%, 06/01/2033	359,488
65,000	5.75%, 06/01/2053	60,631
	Southern Co
190,000	4.85%, 06/15/2028	183,589
35,000	5.20%, 06/15/2033	33,082
75,000	5.70%, 03/15/2034(d)	73,451
	Southern Co Gas Capital Corp
25,000	2.45%, 10/01/2023	25,000
45,000	5.75%, 09/15/2033	44,115
195,000	Southwestern Electric Power Co 5.30%, 04/01/2033	184,132
260,000	Virginia Electric & Power Co 5.00%, 04/01/2033	243,743
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	489,370
100,000	4.60%, 06/01/2032	90,745
		15,741,611
TOTAL CORPORATE BONDS AND NOTES — 29.61% (Cost $145,379,596)		$128,095,753
FOREIGN GOVERNMENT BONDS AND NOTES
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030	160,600
200,000	5.00%, 07/15/2032(a)	186,347
250,000	Hungary Government International Bond(a) 5.25%, 06/16/2029	238,432
340,000	Indonesia Government International Bond 4.35%, 01/08/2027	328,829
	Mexico Government International Bond
541,000	3.50%, 02/12/2034	423,012
685,000	4.28%, 08/14/2041	504,996
76,000	4.75%, 03/08/2044	58,205
200,000	Panama Government International Bond 3.16%, 01/23/2030	167,892
380,000	Peruvian Government International Bond 3.30%, 03/11/2041	262,391
	Romanian Government International Bond
322,000	3.00%, 02/27/2027(a)	292,355
1,072,000	3.00%, 02/14/2031(d)	861,438
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 200,000	Saudi Government International Bond(a) 5.00%, 01/18/2053	$ 166,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.84% (Cost $4,533,480)		$3,650,497
MORTGAGE-BACKED SECURITIES
Non-Agency — 6.67%
219,084	Ajax Mortgage Loan Trust(a)(c) Series 2021-C Class A 2.12%, 01/25/2061	205,674
	Angel Oak Mortgage Trust(a)(e)
	Series 2020-1 Class A1
32,286	2.47%, 12/25/2059	29,968
	Series 2020-2 Class A1A
91,296	2.53%, 01/26/2065	82,761
	Series 2020-4 Class A1
43,549	1.47%, 06/25/2065	40,225
	Series 2020-6 Class A1
40,537	1.26%, 05/25/2065	35,849
	Series 2020-R1 Class A1
107,301	0.99%, 04/25/2053	96,134
	Series 2021-1 Class A1
141,934	0.91%, 01/25/2066	115,806
	Series 2021-2 Class A1
266,486	0.99%, 04/25/2066	215,205
	Series 2021-4 Class A1
216,107	1.04%, 01/20/2065	170,584
	Series 2021-5 Class A1
336,654	0.95%, 07/25/2066	273,047
	Series 2021-8 Class A1
246,020	1.82%, 11/25/2066	202,167
	Arroyo Mortgage Trust(a)(e)
	Series 2019-2 Class A1
60,997	3.35%, 04/25/2049	55,863
	Series 2019-3 Class A1
58,284	2.96%, 10/25/2048	52,597
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	312,508
	Series 2019-BN16 Class XA
2,497,445	1.10%, 02/15/2052(e)	92,994
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	565,372
	Series 2019-BN18 Class XA
978,637	1.03%, 05/15/2062(e)	37,583
	Series 2019-BN20 Class XA
1,160,404	0.94%, 09/15/2062(e)	43,172
	Series 2019-BN22 Class XA
1,781,639	0.71%, 11/15/2062(e)	51,143
	Series 2019-BN23 Class XA
2,919,910	0.81%, 12/15/2052(e)	96,854
	Series 2019-BN24 Class XA
982,477	0.75%, 11/15/2062(e)	31,033
	Series 2020-BN26 Class XA
1,049,938	1.34%, 03/15/2063(e)	58,030

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-BN28 Class XA
$ 2,346,858	1.88%, 03/15/2063(e)	$ 211,166
	Series 2020-BN29 Class XA
2,832,675	1.44%, 11/15/2053(e)	191,507
	Series 2021-BN31 Class A4
275,000	2.04%, 02/15/2054	211,335
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054	1,204,526
	Series 2023-BNK45 Class ASB
500,000	5.47%, 02/15/2056	487,892
	Series 2023-BNK45 Class XA
997,624	1.20%, 02/15/2056(e)	63,704
	Series 2023-BNK46 Class A4
400,000	5.75%, 08/15/2056	392,881
	Barclays Commercial Mortgage Securities Trust
325,000	6.51%, 09/15/2056(e)	319,157
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,240,153
	Series 2022-C15 Class A5
105,000	3.66%, 04/15/2055(e)	89,179
	Series 2022-C16 Class A5
120,000	4.60%, 06/15/2055(e)	109,355
	Series 2022-C18 Class A4
160,000	5.44%, 12/15/2055(e)	155,824
	Series 2022-C18 Class A5
50,000	5.71%, 12/15/2055(e)	49,270
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(e)	362,317
	Series 2019-B10 Class XA
2,221,408	1.36%, 03/15/2062(e)	103,769
	Series 2019-B11 Class A2
223,572	3.41%, 05/15/2052	218,323
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	394,021
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,284,104
	Series 2019-B12 Class XA
955,049	1.16%, 08/15/2052(e)	33,985
	Series 2019-B9 Class A5
550,000	4.02%, 03/15/2052	490,909
	Series 2020-B18 Class XA
631,158	1.91%, 07/15/2053(e)	42,992
	Series 2020-B22 Class XA
1,105,510	1.63%, 01/15/2054(e)	89,286
	Series 2023-B39 Class A5
425,000	5.75%, 07/15/2056	423,359
	Series 2023-B39 Class XA
2,335,010	0.72%, 07/15/2056(e)	94,558
167,480	BINOM Securitization Trust(a)(e) Series 2021-INV1 Class A1 2.03%, 06/25/2056	140,582
Principal Amount		Fair Value
Non-Agency — (continued)
	BRAVO Residential Funding Trust(a)
	Series 2021-C Class A1
$ 411,412	1.62%, 03/01/2061(c)	$ 361,654
	Series 2021-NQM2 Class A1
73,970	0.97%, 03/25/2060(e)	67,623
76,418	Bunker Hill Loan Depository Trust(a)(e) Series 2020-1 Class A1 1.72%, 02/25/2055	72,343
550,000	BX Trust(a)(b) Series 2021-ARIA Class A 6.35%, 10/15/2036 1-mo. SOFR + 1.01%	536,363
	CAMB Commercial Mortgage Trust(a)(b)
	Series 2019-LIFE Class A
190,000	6.45%, 12/15/2037 1-mo. SOFR + 1.12%	189,056
	Series 2019-LIFE Class C
100,000	6.83%, 12/15/2037 1-mo. SOFR + 1.50%	98,928
195,997	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	186,073
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	234,256
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	377,934
22,327	Citigroup Mortgage Loan Trust Inc(a)(e) Series 2018-RP1 Class A1 3.00%, 09/25/2064	21,218
	COLT Mortgage Loan Trust(a)(e)
	Series 2020-2R Class A1
95,629	1.33%, 10/26/2065	83,578
	Series 2021-2 Class A1
223,194	0.92%, 08/25/2066	168,815
	Series 2021-3 Class A1
401,255	0.96%, 09/27/2066	304,263
	Series 2021-HX1 Class A1
498,209	1.11%, 10/25/2066	395,030
	Series 2022-4 Class A1
87,009	4.30%, 03/25/2067	81,494
	COMM Mortgage Trust(a)
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046	114,249
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039	84,650
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	94,737
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
31,583	3.25%, 04/25/2047(e)	27,657

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-RPL9 Class A
$ 123,655	3.85%, 09/25/2057(e)	$ 113,703
	Series 2020-NET Class A
97,069	2.26%, 08/15/2037	86,885
	Series 2020-NQM1 Class A1
157,146	1.21%, 05/25/2065(c)	140,119
	Series 2020-RPL4 Class A1
297,869	2.00%, 01/25/2060(e)	252,670
	Series 2021-NQM2 Class A1
267,229	1.18%, 02/25/2066(e)	221,142
	Series 2021-NQM5 Class A1
204,743	0.94%, 05/25/2066(e)	154,700
	Series 2021-NQM6 Class A1
499,482	1.17%, 07/25/2066(e)	389,203
	Series 2021-NQM8 Class A1
255,226	1.84%, 10/25/2066(e)	206,974
	Series 2021-RPL4 Class A1
277,634	1.80%, 12/27/2060(e)	258,479
	Series 2022-NQM1 Class A1
604,523	2.27%, 11/25/2066(e)	495,927
157,876	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	152,394
11,307,531	DBGS Mortgage Trust(e) Series 2018-C1 Class XA 0.33%, 10/15/2051	90,616
485,919	Deutsche Bank Commercial Mortgage Trust(e) Series 2020-C9 Class XA 1.82%, 09/15/2053	28,976
	Ellington Financial Mortgage Trust(a)(e)
	Series 2020-2 Class A1
44,024	1.18%, 10/25/2065	39,215
	Series 2021-1 Class A1
31,617	0.80%, 02/25/2066	25,858
	Series 2021-2 Class A1
179,325	0.93%, 06/25/2066	139,634
	GCAT Trust(a)
	Series 2020-NQM2 Class A1
30,140	1.56%, 04/25/2065(c)	27,075
	Series 2021-NQM1 Class A1
165,610	0.87%, 01/25/2066(e)	137,188
	Series 2021-NQM4 Class A1
348,321	1.09%, 08/25/2066(e)	261,570
	Series 2021-NQM7 Class A1
186,288	1.92%, 08/25/2066(e)	157,650
2,014,984	GS Mortgage Securities Trust(e) Series 2020-GC45 Class XA 0.78%, 02/13/2053	58,274
	Imperial Fund Mortgage Trust(a)
	Series 2021-NQM2 Class A1
197,862	1.07%, 09/25/2056(e)	150,886
	Series 2022-NQM2 Class A1
573,066	3.64%, 03/25/2067(c)	508,067
Principal Amount		Fair Value
Non-Agency — (continued)
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
$ 261,000	3.60%, 11/15/2048	$ 243,682
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	501,585
	Series 2016-C4 Class ASB
196,950	2.99%, 12/15/2049	185,071
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037(a)	109,171
	Legacy Mortgage Asset Trust(a)(c)
	Series 2021-GS2 Class A1
270,442	1.75%, 04/25/2061	249,794
	Series 2021-GS4 Class A1
97,058	1.65%, 11/25/2060	87,857
643,845	Life Mortgage Trust(a)(b) Series 2021-BMR Class A 6.15%, 03/15/2038 1-mo. SOFR + 0.81%	630,902
	MetLife Securitization Trust(a)(e)
	Series 2017-1A Class A
23,838	3.00%, 04/25/2055	21,691
	Series 2018-1A Class A
56,421	3.75%, 03/25/2057	51,829
	MFA Trust(a)(e)
	Series 2020-NQM3 Class A1
22,591	1.01%, 01/26/2065	20,022
	Series 2021-NQM1 Class A1
199,222	1.15%, 04/25/2065	173,238
	Series 2021-NQM2 Class A1
146,612	1.03%, 11/25/2064	119,241
	Mill City Mortgage Loan Trust(a)(e)
	Series 2017-3 Class A1
38,989	2.75%, 01/25/2061	37,815
	Series 2018-1 Class A1
63,532	3.25%, 05/25/2062	61,268
	Series 2018-2 Class A1
33,347	3.50%, 05/25/2058	32,580
	Series 2018-3 Class A1
925	3.50%, 08/25/2058	886
	Series 2019-GS1 Class A1
230,060	2.75%, 07/25/2059	215,404
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
20,564	3.75%, 05/28/2052(e)	18,628
	Series 2017-4A Class A1
35,278	4.00%, 05/25/2057(e)	32,103
	Series 2017-5A Class A1
32,673	6.93%, 06/25/2057(b) 1-mo. SOFR + 1.61%	32,460
	Series 2018-1A Class A1A
315,182	4.00%, 12/25/2057(e)	292,691
	Series 2019-3A Class A1A
116,615	3.75%, 11/25/2058(e)	105,537
	Series 2019-5A Class A1B
113,320	3.50%, 08/25/2059(e)	103,069

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-NQM4 Class A1
$ 21,967	2.49%, 09/25/2059(e)	$ 20,241
	Series 2020-1A Class A1B
73,073	3.50%, 10/25/2059(e)	66,456
	Series 2021-NQ1R Class A1
123,393	0.94%, 07/25/2055(e)	104,125
	Series 2021-NQ2R Class A1
168,703	0.94%, 10/25/2058(e)	148,651
796,854	NMLT Trust(a)(e) Series 2021-INV1 Class A1 1.19%, 05/25/2056	633,638
	Onslow Bay Mortgage Loan Trust(a)
	Series 2021-NQM1 Class A1
255,246	1.07%, 02/25/2066(e)	206,800
	Series 2021-NQM3 Class A1
250,556	1.05%, 07/25/2061(e)	186,593
	Series 2022-NQM1 Class A1
488,816	2.31%, 11/25/2061(e)	404,489
	Series 2022-NQM7 Class A1
87,964	5.11%, 08/25/2062(c)	85,427
	Preston Ridge Partners Mortgage LLC(a)(c)
	Series 2020-6 Class A1
59,649	2.36%, 11/25/2025	57,924
	Series 2021-RPL1 Class A1
94,464	1.32%, 07/25/2051	82,759
79,470	Residential Mortgage Loan Trust(a)(e) Series 2021-1R Class A1 0.86%, 01/25/2065	71,731
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	455,308
	Starwood Mortgage Residential Trust(a)(e)
	Series 2020-3 Class A1
26,616	1.49%, 04/25/2065	24,533
	Series 2021-1 Class A1
189,990	1.22%, 05/25/2065	164,151
	Series 2021-2 Class A1
138,756	0.94%, 05/25/2065	121,903
	Series 2021-6 Class A1
393,811	1.92%, 11/25/2066	311,273
160,512	Toorak Mortgage Corp Ltd(a)(e) Series 2021-INV1 Class A1 1.15%, 07/25/2056	134,192
	Towd Point Mortgage Trust(a)(e)
	Series 2018-1 Class A1
16,119	3.00%, 01/25/2058	15,480
	Series 2018-2 Class A1
74,783	3.25%, 03/25/2058	71,437
	Series 2018-3 Class A1
75,559	3.75%, 05/25/2058	71,507
	Series 2018-5 Class A1A
155,649	3.25%, 07/25/2058	149,322
	Series 2019-1 Class A1
298,726	3.75%, 03/25/2058	277,940
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-1 Class A2A
$ 190,000	3.10%, 01/25/2060	$ 157,555
	Series 2021-R1 Class A1
1,178,303	2.92%, 11/30/2060	945,706
99,880	Triangle Re Ltd(a)(b) Series 2021-3 Class M1A 7.21%, 02/25/2034 1-mo. SOFR + 1.90%	100,013
	Verus Securitization Trust(a)
	Series 2019-INV3 Class A1
53,211	2.69%, 11/25/2059(e)	50,908
	Series 2020-4 Class A1
52,790	1.50%, 05/25/2065(c)	47,941
	Series 2020-5 Class A1
83,145	1.22%, 05/25/2065(c)	75,604
	Series 2021-2 Class A1
216,078	1.03%, 02/25/2066(e)	177,035
	Series 2021-4 Class A1
176,980	0.94%, 07/25/2066(e)	133,461
	Series 2021-5 Class A1
430,098	1.01%, 09/25/2066(e)	337,223
	Series 2021-8 Class A1
272,748	1.82%, 11/25/2066(e)	224,497
	Series 2021-R2 Class A1
118,804	0.92%, 02/25/2064(e)	102,231
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	135,076
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	309,293
		28,854,796
U.S. Government Agency — 39.38%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R01 Class 1M2
134,000	6.86%, 10/25/2041 1-mo. SOFR + 1.55%	133,747
	Series 2021-R03 Class 1M2
121,000	6.96%, 12/25/2041 1-mo. SOFR + 1.65%	118,507
	Series 2022-R08 Class 1M1
58,105	7.86%, 07/25/2042 1-mo. SOFR + 2.55%	59,172
	Series 2023-R03 Class 2M1
126,935	7.81%, 04/25/2043 1-mo. SOFR + 2.50%	128,398
	Series 2023-R03 Class 2M2
50,000	9.21%, 04/25/2043 1-mo. SOFR + 3.90%	52,229
	Series 2023-R04 Class 1M1
89,427	7.61%, 05/25/2043 1-mo. SOFR + 2.30%	90,554
	Series 2023-R05 Class 1M1
254,469	7.21%, 06/25/2043 1-mo. SOFR + 1.90%	255,338

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2023-R06 Class 1M1
$ 119,579	7.01%, 07/25/2043 1-mo. SOFR + 1.70%	$ 119,936
	Series 2023-R06 Class 1M2
80,000	8.01%, 07/25/2043 1-mo. SOFR + 2.70%	80,490
	Federal Home Loan Mortgage Corp
146,787	3.00%, 09/01/2027	141,076
3,544	6.00%, 11/01/2033	3,542
7,431	6.00%, 04/01/2035	7,343
7,003	4.50%, 05/01/2035	6,602
24,923	5.50%, 08/01/2035	24,308
31,282	4.50%, 11/01/2035	29,337
2,879	6.50%, 02/01/2036	2,893
5,903	4.50%, 03/01/2036	5,563
7,056	6.00%, 03/01/2036	7,132
12,669	5.50%, 06/01/2036	12,279
11,590	5.50%, 08/01/2036	11,341
916	6.00%, 08/01/2037	905
10,191	7.00%, 08/01/2037	10,262
37,488	5.00%, 04/01/2038	36,683
80,206	5.50%, 05/01/2038	80,035
52,269	4.50%, 03/01/2039	49,308
54,663	4.50%, 05/01/2039	51,710
59,993	4.00%, 09/01/2040	54,931
149,172	5.00%, 09/01/2040	145,974
15,505	4.00%, 09/01/2043	14,091
138,954	4.50%, 04/01/2044	130,580
332,059	4.50%, 12/01/2044	311,606
866,143	3.00%, 02/01/2049	732,660
47,738	3.50%, 07/01/2049	41,766
1,253,152	4.00%, 03/01/2050	1,134,791
2,129,793	4.50%, 03/01/2050	1,990,709
391,424	3.50%, 05/01/2050	340,306
117,478	2.50%, 11/01/2050	94,713
938,909	4.50%, 11/01/2050	864,696
949,882	2.50%, 02/01/2051	756,248
1,914,137	2.00%, 05/01/2051	1,462,064
2,700,696	2.50%, 05/01/2051	2,161,703
32,131	2.00%, 09/01/2051	24,487
853,178	2.50%, 09/01/2051	681,881
928,469	2.00%, 11/01/2051	708,382
3,319,689	2.00%, 01/01/2052	2,531,150
535,071	2.00%, 02/01/2052	407,166
1,454,774	2.00%, 03/01/2052	1,107,992
1,033,334	2.00%, 04/01/2052	787,399
824,440	4.50%, 04/01/2052	757,337
967,779	2.00%, 05/01/2052	736,739
1,253,521	2.00%, 06/01/2052	956,725
676,741	5.00%, 06/01/2052	645,548
1,145,968	5.00%, 07/01/2052	1,092,799
2,808,762	3.00%, 08/01/2052	2,354,106
1,942,516	5.00%, 09/01/2052	1,834,048
361,898	6.00%, 11/01/2052	360,624
950,043	6.00%, 01/01/2053	946,699
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
$ 190,000	3.24%, 08/25/2027	$ 177,710
	Series K104 Class X1
985,491	1.25%, 01/25/2030(e)	53,566
	Series K111 Class X1
573,516	1.68%, 05/25/2030(e)	45,776
	Series K112 Class X1
1,124,081	1.54%, 05/25/2030(e)	82,866
	Series K114 Class X1
1,461,456	1.21%, 06/25/2030(e)	85,466
	Series K122 Class X1
446,947	0.97%, 11/25/2030(e)	21,069
	Series K-152 Class A2
500,000	3.78%, 11/25/2032(e)	446,435
	Series KF153 Class AS
300,000	5.99%, 02/25/2033(b) 1-mo. SOFR + 0.68%	299,571
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
18,300	3.00%, 05/15/2041	16,786
	Series 4097 Class KA
51,746	2.00%, 09/15/2031	49,386
	Series 4122 Class AB
72,993	1.50%, 10/15/2042	63,103
	Series 4142 Class PT
44,141	1.25%, 12/15/2027	41,249
	Series 4146 Class AB
37,843	1.13%, 12/15/2027	35,370
	Series 4216 Class KQ
28,052	1.70%, 10/15/2039	27,247
	Series 4961 Class JB
138,106	2.50%, 12/15/2042	120,040
	Series 5170 Class DP
422,174	2.00%, 07/25/2050	345,870
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(a)(b)
	Series 2022-HQA2 Class M1A
36,924	7.96%, 07/25/2042 1-mo. SOFR + 2.65%	37,730
	Series 2023-HQA2 Class M1A
144,806	7.31%, 06/25/2043 1-mo. SOFR + 2.00%	145,510
	Series 2023-HQA2 Class M1B
162,000	8.66%, 06/25/2043 1-mo. SOFR + 3.35%	165,761

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
$ 67,068	6.96%, 01/25/2034 1-mo. SOFR + 1.65%	$ 67,006
	Series 2022-HQA1 Class M1B
167,000	8.81%, 03/25/2042 1-mo. SOFR + 3.50%	172,569
	Federal National Mortgage Association
109,647	4.00%, 07/01/2026	105,802
290,864	3.50%, 01/01/2031	268,163
5,107	4.50%, 08/01/2035	4,814
2,953	6.00%, 02/01/2036	2,916
19,423	5.50%, 03/01/2036	18,997
20,869	6.50%, 06/01/2036	20,969
29,423	6.00%, 03/01/2037	29,896
43,738	6.00%, 08/01/2037	44,418
11,479	6.50%, 08/01/2037	11,731
22,308	2.00%, 07/01/2041	17,938
139,929	4.00%, 10/01/2041	128,127
820,482	4.00%, 12/01/2044	751,046
258,251	4.00%, 01/01/2045	235,800
3,394,012	3.50%, 07/01/2045	2,980,669
162,975	3.50%, 08/01/2045	143,094
1,548,035	4.00%, 08/01/2045	1,414,871
1,264,170	4.00%, 01/01/2046	1,153,175
345,068	4.00%, 10/01/2046	313,746
356,891	3.50%, 01/01/2047	312,608
917,217	4.50%, 11/01/2047	858,870
25,599	4.50%, 01/01/2048	23,862
371,466	4.50%, 04/01/2048	347,417
150,527	4.00%, 02/01/2049	136,446
467,418	3.50%, 07/01/2049	408,970
461,334	4.50%, 07/01/2049	430,362
333,964	3.50%, 08/01/2049	291,676
819,951	3.00%, 12/01/2049	684,666
1,750,058	3.00%, 04/01/2050	1,460,495
502,584	3.50%, 05/01/2050	440,625
770,341	2.50%, 06/01/2050	621,176
230,669	2.50%, 07/01/2050	184,557
900,139	2.50%, 09/01/2050	726,559
2,901,915	2.00%, 10/01/2050	2,224,968
1,934,489	2.00%, 11/01/2050	1,481,386
981,548	2.50%, 01/01/2051	783,471
49,345	2.50%, 02/01/2051	39,791
76,152	2.50%, 03/01/2051	61,403
1,274,664	3.00%, 07/01/2051	1,057,981
95,102	2.50%, 09/01/2051	76,246
982,080	2.00%, 10/01/2051	748,600
378,359	2.50%, 10/01/2051	303,813
395,912	2.50%, 11/01/2051	318,195
1,382,278	2.00%, 01/01/2052	1,056,463
3,934,188	2.00%, 02/01/2052	2,998,355
963,360	2.00%, 03/01/2052	733,795
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,488,891	2.00%, 04/01/2052	$ 3,421,607
4,603,933	2.50%, 04/01/2052	3,656,913
4,134,285	2.00%, 06/01/2052	3,151,791
65,572	2.00%, 07/01/2052	49,962
1,816,637	5.00%, 08/01/2052	1,726,385
1,935,676	5.00%, 09/01/2052	1,827,893
940,877	5.50%, 09/01/2052	915,700
946,801	5.50%, 04/01/2053	915,917
1,962,710	3.50%, 09/01/2062	1,668,971
	Federal National Mortgage Association Alternative Credit Enhancement Securities(e)
	Series 2019-M21 Class X3
1,925,899	1.28%, 06/25/2034	134,469
	Series 2020-M2 Class X
4,885,456	0.40%, 01/25/2030	59,920
54,118	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	47,765
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
38,937	1.50%, 09/25/2027	36,560
	Series 2012-120 Class ZB
468,646	3.50%, 11/25/2042	414,809
	Series 2012-124 Class JA
44,551	1.50%, 11/25/2042	38,854
	Series 2012-18 Class GA
29,528	2.00%, 12/25/2041	25,931
	Series 2012-21 Class PQ
16,886	2.00%, 09/25/2041	15,027
	Series 2012-52 Class PA
26,239	3.50%, 05/25/2042	24,348
	Series 2013-16 Class A
33,449	1.75%, 01/25/2040	32,115
	Series 2013-77 Class BP
34,258	1.70%, 06/25/2043	32,653
	Series 2013-9 Class PT
38,471	1.25%, 02/25/2028	35,839
	Series 2015-48 Class QB
22,776	3.00%, 02/25/2043	21,349
	Series 2015-5 Class EP
85,447	2.00%, 06/25/2043	76,634
	Series 2016-11 Class GA
42,249	2.50%, 03/25/2046	37,617
	Series 2016-38 Class NA
20,970	3.00%, 01/25/2046	18,410
	Series 2017-16 Class PB
288,000	3.00%, 03/25/2047	232,057
	Series 2017-26 Class CG
24,038	3.50%, 07/25/2044	23,223
	Series 2017-34 Class JK
15,942	3.00%, 05/25/2047	14,866
	Series 2017-35 Class AH
29,800	3.50%, 04/25/2053	28,722

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2017-49 Class JA
$ 30,474	4.00%, 07/25/2053	$ 29,435
	Series 2017-84 Class KA
34,478	3.50%, 04/25/2053	32,745
	Series 2018-23 Class LA
39,813	3.50%, 04/25/2048	36,278
	Series 2018-70 Class HA
42,394	3.50%, 10/25/2056	39,783
	Series 2019-12 Class HA
70,776	3.50%, 11/25/2057	64,597
	Series 2019-14 Class CA
74,461	3.50%, 04/25/2049	68,383
	Series 2019-21 Class BD
67,654	3.00%, 09/25/2057	59,621
	Series 2019-45 Class PT
65,668	3.00%, 08/25/2049	56,927
	Series 2019-7 Class JA
58,717	3.50%, 03/25/2049	53,589
	Series 2020-1 Class AC
259,213	3.50%, 08/25/2058	233,807
	Series 2022-90 Class AY
680,000	4.50%, 12/25/2041	628,926
560,000	FREMF Mortgage Trust(a)(e) Series 2015-K45 Class B 3.73%, 04/25/2048	537,775
	Government National Mortgage Association
3,800,000	2.00%, TBA	3,003,633
2,000,000	2.50%, TBA	1,634,450
1,000,000	3.00%, TBA	847,422
3,250,000	3.50%, TBA	2,846,543
2,800,000	4.00%, TBA	2,522,516
6,400,000	4.50%, TBA	5,912,250
14,000,000	5.00%, TBA	13,355,618
7,000,000	5.50%, TBA	6,792,734
157,360	4.00%, 02/20/2045	144,893
34,109	3.00%, 12/20/2045	29,394
79,593	4.50%, 01/20/2046	75,633
138,007	4.50%, 06/20/2048	129,325
139,569	4.50%, 07/20/2048	130,454
146,836	4.50%, 09/20/2048	137,563
148,166	4.50%, 10/20/2048	138,808
123,456	4.50%, 01/20/2049	115,747
140,085	4.50%, 02/20/2049	131,213
304,723	3.50%, 12/20/2049	269,089
289,397	3.50%, 01/20/2050	257,023
1,420,846	3.00%, 03/20/2050	1,211,998
655,033	3.50%, 10/20/2050	577,990
3,020,539	2.50%, 03/20/2051	2,470,577
80,747	3.00%, 03/20/2051	68,687
309,531	2.50%, 06/20/2051	249,979
71,787	3.00%, 06/20/2051	61,062
1,406,518	2.50%, 09/20/2051	1,132,958
601,852	2.50%, 10/20/2051	483,223
3,020,462	3.00%, 10/20/2051	2,567,420
576,228	2.50%, 11/20/2051	465,757
648,338	2.50%, 12/20/2051	522,259
1,220,894	2.50%, 01/20/2052	981,080
961,158	3.50%, 02/20/2053	845,098
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2013-37 Class LG
$ 28,943	2.00%, 01/20/2042	$ 27,046
	Series 2015-151 Class BA
1,545	1.70%, 10/20/2045	1,539
	Series 2015-56 Class LB
8,578	1.50%, 04/16/2040	8,509
	Series 2021-135 Class A
1,716,019	2.00%, 08/20/2051	1,361,460
63,243	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	55,346
	Uniform Mortgage-Backed Security(f)
600,000	2.00%, TBA	514,441
752,000	2.50%, TBA	596,811
3,000,000	3.00%, TBA	2,620,125
5,508,000	4.50%, TBA	5,057,033
6,700,000	5.00%, TBA	6,321,031
9,660,000	5.50%, TBA	9,335,107
12,300,000	6.00%, TBA	11,151,688
6,000,000	6.50%, TBA	6,027,187
		170,365,516
TOTAL MORTGAGE-BACKED SECURITIES — 46.05% (Cost $215,821,822)		$199,220,312
MUNICIPAL BONDS AND NOTES
575,000	California State University Series B 1.79%, 11/01/2030	458,075
500,000	Chabot-Las Positas Community College District 1.89%, 08/01/2031	391,336
560,000	Chicago O'Hare International Airport Series D 2.35%, 01/01/2030	472,070
65,000	Chicago Transit Authority Sales Tax Receipts Fund Series B 3.91%, 12/01/2040	52,539
145,000	City of Rapid City, South Dakota Sales Tax Revenue 1.78%, 12/01/2031	110,901
237,316	Commonwealth of Massachusetts 4.11%, 07/15/2031	228,381
	County of Riverside, California
420,000	2.96%,02/15/2027	389,085
420,000	3.07%,02/15/2028	383,550
180,000	Dallas Fort Worth International Airport Series A 4.51%, 11/01/2051	151,829
200,000	District of Columbia 3.43%, 04/01/2042	146,489
	Marshall University Series B
100,000	3.13%,05/01/2028	90,606
100,000	3.38%,05/01/2031	85,781

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
	Metropolitan Transportation Authority
$ 115,000	4.75%,11/15/2045	$ 106,954
315,000	5.18%,11/15/2049	270,731
335,000	Napa Valley Unified School District 1.54%, 08/01/2028	283,445
570,000	New York State Dormitory Authority Series C 2.15%, 03/15/2031	458,981
105,000	New York State Thruway Authority Series M 2.90%, 01/01/2035	85,013
320,000	New York Transportation Development Corp 4.25%, 09/01/2035	302,170
600,000	Oregon Education Districts Series A 1.89%, 06/30/2031	461,410
355,000	Philadelphia Authority for Industrial Development Series C 6.55%, 10/15/2028	366,531
80,000	Regents of The University of California Medical Center Pooled Revenue Series H 6.55%, 05/15/2048	86,201
	State Board of Administration Finance Corp
395,000	1.26%,07/01/2025	366,686
575,000	2.15%,07/01/2030	460,517
	State of California
130,000	7.55%,04/01/2039	152,958
85,000	7.30%,10/01/2039	96,358
15,000	7.63%,03/01/2040	17,583
295,000	State of Connecticut Special Tax Revenue Series B 5.46%, 11/01/2030	293,476
TOTAL MUNICIPAL BONDS AND NOTES — 1.56% (Cost $8,092,441)		$6,769,656
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,773,944
760,000	2.85%, 03/28/2034	624,256
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	493,330
600,000	4.75%, 12/10/2032	586,107
3,650,000	Federal National Mortgage Association(d) 0.88%, 08/05/2030	2,818,229
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.45% (Cost $7,362,491)		$6,295,866
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$ 1,008,558	0.75%, 07/15/2028	$ 938,432
3,103,568	0.25%, 07/15/2029	2,764,752
1,585,000	0.25%, 02/15/2050	932,472
334,908	0.13%, 02/15/2052(d)	183,774
	United States Treasury Note/Bond
6,385,000	1.38%, 08/31/2026(g)(h)	5,793,140
265,000	1.13%, 02/28/2027	235,198
430,000	0.38%, 09/30/2027	362,964
125,000	0.50%, 10/31/2027	105,737
700,000	1.13%, 02/29/2028	602,273
1,880,000	4.63%, 09/30/2028	1,881,473
600,000	2.38%, 05/15/2029	533,203
1,890,000	4.63%, 09/30/2030	1,890,591
2,130,000	1.25%, 08/15/2031	1,664,811
3,695,000	1.38%, 11/15/2031	2,896,245
6,477,200	2.88%, 05/15/2032	5,685,514
3,620,000	2.75%, 08/15/2032	3,134,694
2,930,000	4.13%, 11/15/2032	2,825,848
16,750,000	1.88%, 02/15/2041	10,805,059
2,355,000	2.25%, 05/15/2041	1,615,751
2,375,000	3.13%, 02/15/2043	1,838,584
2,795,000	3.63%, 08/15/2043	2,332,296
4,670,000	3.75%, 11/15/2043	3,964,027
5,590,000	3.63%, 02/15/2044	4,647,998
610,000	3.13%, 08/15/2044	466,078
3,850,000	2.50%, 02/15/2045	2,614,391
4,140,000	3.00%, 11/15/2045	3,062,145
4,515,000	2.50%, 02/15/2046	3,029,988
260,000	2.50%, 05/15/2046	174,149
1,620,000	2.25%, 08/15/2046	1,027,181
1,500,000	2.88%, 11/15/2046	1,077,305
1,500,000	3.00%, 02/15/2047	1,101,445
1,170,000	3.00%, 02/15/2048	856,020
300,000	3.13%, 05/15/2048	224,648
590,000	3.00%, 02/15/2049	431,276
590,000	2.88%, 05/15/2049	420,882
2,810,000	2.25%, 08/15/2049	1,749,225
5,110,000	2.38%, 11/15/2049	3,270,600
5,100,000	1.25%, 05/15/2050	2,406,164
2,730,000	1.63%, 11/15/2050	1,429,944
1,365,000	2.25%, 02/15/2052	837,662
870,000	2.88%, 05/15/2052	616,850
3,485,000	3.00%, 08/15/2052	2,539,422
2,110,000	4.00%, 11/15/2052	1,870,152
1,340,000	3.63%, 05/15/2053	1,109,478
TOTAL U.S. TREASURY BONDS AND NOTES — 20.33% (Cost $115,536,733)		$87,949,841

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Consumer, Cyclical — 0.01%
761	Superior Energy Services LLC(i)	$ 23,972
TOTAL COMMON STOCK — 0.01% (Cost $50,000)		$23,972
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 4.41%
	U.S. Treasury Bills(j)
$3,570,000	5.32%, 10/03/2023(d)	3,568,419
1,380,000	5.32%, 10/10/2023(d)	1,377,963
755,000	5.21%, 10/12/2023	753,691
1,365,000	5.32%, 10/17/2023	1,361,577
2,105,000	5.29%, 10/26/2023	2,096,986
1,910,000	5.33%, 10/31/2023(d)	1,901,282
3,570,000	5.38%, 11/28/2023	3,540,401
1,855,000	5.37%, 11/30/2023	1,838,808
535,000	5.39%, 12/07/2023	529,611
2,150,000	5.38%, 12/21/2023	2,123,959
		19,092,697
Repurchase Agreements — 3.22%
3,477,611	Undivided interest of 22.56% in a repurchase agreement (principal amount/value $15,453,042 with a maturity value of $15,459,854) with HSBC Securities (USA) Inc, 5.29%, dated 9/30/23 to be repurchased at $3,477,611 on 10/2/23 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 2/29/24 - 2/15/53, with a value of $15,762,104.(k)	3,477,611
3,477,611	Undivided interest of 3.07% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $3,477,611 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(k)	3,477,611
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,477,612	Undivided interest of 3.14% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $3,477,612 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(k)	$ 3,477,612
3,477,611	Undivided interest of 3.19% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $3,477,611 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(k)	3,477,611
		13,910,445
TOTAL SHORT TERM INVESTMENTS — 7.63% (Cost $33,003,142)		$33,003,142
TOTAL INVESTMENTS — 117.93% (Cost $576,027,433)		$510,207,187
OTHER ASSETS & LIABILITIES, NET — (17.93)%		$(77,578,703)
TOTAL NET ASSETS — 100.00%		$432,628,484

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2023.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 29, 2023. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan at September 29, 2023.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(h)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(i)	Non-income producing security.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
3 Month SONIA Index Futures	6	GBP	1,810	Sep 2024	$3,860
U.S. 10 Year Treasury Note Futures	81	USD	8,753	Dec 2023	(126,488)
U.S. 2 Year Treasury Note Futures	245	USD	49,664	Dec 2023	(92,945)
U.S. 5 Year Treasury Note Futures	76	USD	8,007	Dec 2023	(59,152)
Short
Euro-Bobl Futures	18	EUR	2,228	Dec 2023	9,338
Euro-Bund Futures	3	EUR	408	Dec 2023	(1,080)
U.S. 10 Year Treasury Note Futures	80	USD	8,645	Dec 2023	99,141
U.S. 10 Year Treasury Ultra Futures	146	USD	16,288	Dec 2023	287,780
U.S. 5 Year Treasury Note Futures	18	USD	1,896	Dec 2023	13,719
U.S. Long Bond Futures	35	USD	3,983	Dec 2023	117,260
U.S. Ultra Bond Futures	92	USD	10,919	Dec 2023	587,083
				Net Appreciation	$838,516
At September 29, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP	USD	457,418	EUR	425,578	12/20/2023	$5,650
BNP	USD	422,645	GBP	339,119	12/20/2023	8,594
CGM	USD	322,966	NZD	548,414	12/20/2023	(5,735)
HSB	USD	152,529	GBP	119,406	10/30/2023	6,801
MS	CHF	893,403	USD	1,011,649	12/20/2023	(26,352)
MS	JPY	114,798,827	USD	792,285	12/20/2023	(13,112)
MS	USD	465,169	CAD	634,418	12/20/2023	(2,608)
MS	USD	343,537	SEK	3,811,742	12/20/2023	(6,897)
SSB	USD	325,335	AUD	507,448	12/20/2023	(1,894)
SSB	USD	319,921	NOK	3,417,752	12/20/2023	(378)
					Net Depreciation	$(35,931)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Payment Frequency
Sell Credit Protection
Nordstrom Inc 6.95%, 03/15/2028	USD	750	$223	$(137)	1.00%	06/20/2024	$360	0.96%	Quarterly
Nordstrom Inc 6.95%, 03/15/2028	USD	275	(934)	(2,173)	1.00	12/20/2024	1,240	1.29	Quarterly
CDX.NA.IG.40 Index(c)	USD	1,751	23,593	26,744	1.00	06/20/2028	(3,150)	0.69	Quarterly
CDX.NA.IG.41 Index(c)	USD	3,410	41,844	45,982	1.00	12/20/2028	(4,138)	0.74	Quarterly
						Net Depreciation	$(5,688)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
At September 29, 2023, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
1-day SOFR	3.50%	USD	470	04/19/2025	$6,700	Annual
3.75%	1-day CORRA	CAD	4,550	12/20/2025	(15,046)	Semi Annual
5.25%	1-day SONIA	GBP	3,160	12/20/2025	5,042	Annual
4.00%	3-mo. SEK STIBOR	SEK	71,105	12/20/2025	8,219	Quarterly
1-day EUROSTR	3.50%	EUR	6,520	12/20/2025	10,994	Annual
3-mo. AUD-BBR-BBSW	4.00%	AUD	9,505	12/20/2025	18,529	Quarterly
0.50%	1-day JPY-TONA	JPY	643,000	08/02/2026	(14,507)	Annual
2.67%	1-day EUROSTR	EUR	4,440	04/22/2028	(44,662)	Annual
3-mo. EURIBOR	2.85%	EUR	4,440	04/22/2028	105	Quarterly
1-day JPY-TONA	0.50%	JPY	1,339,530	08/03/2028	48,430	Annual
1-day JPY-TONA	0.50%	JPY	685,314	09/20/2028	58,980	Annual
3.00%	1-day EUROSTR	EUR	1,840	10/19/2028	(16,645)	Annual
4.75%	1-day SONIA	GBP	1,080	12/20/2028	(1,857)	Annual
1-day JPY-TONA	0.50%	JPY	419,655	12/20/2028	6,103	Annual
3.98%	1-day SOFR	USD	3,380	07/31/2030	(57,270)	Annual
1-day SOFR	2.68%	USD	2,480	07/28/2032	111,504	Annual
1.25%	1-day JPY-TONA	JPY	276,250	08/02/2033	(17,344)	Annual
1-day JPY-TONA	1.25%	JPY	185,000	08/03/2033	9,830	Annual
3.50%	1-day SOFR	USD	2,420	12/20/2033	(40,718)	Annual
4.75%	3-mo. NZD BBR FRA	NZD	770	12/20/2033	(15,363)	Quarterly
4.50%	6-mo. AUD BBR BBSW	AUD	450	12/20/2033	(7,003)	Semi Annual
3.25%	6-mo. EURIBOR	EUR	230	12/20/2033	(2,687)	Annual
1.75%	1-day SARON	CHF	680	12/20/2033	(2,546)	Annual
1-day SONIA	4.25%	GBP	40	12/20/2033	501	Annual
1-day CORRA	3.25%	CAD	260	12/20/2033	3,872	Semi Annual
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
6-mo. NIBOR	4.00%	NOK	5,450	12/20/2033	$5,939	Semi Annual
3-mo. SEK STIBOR	3.25%	SEK	7,070	12/20/2033	9,044	Quarterly
1-day JPY-TONA	1.00%	JPY	464,000	12/20/2033	21,669	Annual
3.00%	6-mo. EURIBOR	EUR	2,240	05/15/2035	(33,533)	Annual
2.91%	1-day SOFR	USD	6,090	07/28/2037	(187,981)	Annual
2.15%	6-mo. EURIBOR	EUR	3,110	08/09/2037	(62,063)	Annual
3.39%	1-day SOFR	USD	5,310	05/10/2038	(111,976)	Annual
1.50%	1-day JPY-TONA	JPY	201,000	08/03/2038	(12,258)	Annual
6-mo. EURIBOR	1.45%	EUR	7,960	08/10/2042	140,006	Semi Annual
1-day SOFR	2.08%	USD	6,040	07/28/2047	76,274	Annual
1.05%	6-mo. EURIBOR	EUR	4,660	08/11/2047	(68,475)	Annual
1-day SOFR	2.88%	USD	440	03/15/2053	80,818	Annual
1-day SOFR	2.97%	USD	1,235	03/15/2053	222,346	Annual
1-day SOFR	2.56%	USD	5,020	05/11/2053	112,749	Annual
6-mo. EURIBOR	2.00%	EUR	1,280	05/17/2053	36,929	Semi Annual
1-day SOFR	3.25%	USD	365	06/21/2053	46,798	Annual
1-day SOFR	3.59%	USD	1,040	09/20/2053	75,164	Annual
6-mo. EURIBOR	2.50%	EUR	250	12/20/2053	10,585	Semi Annual
				Net Appreciation	$415,196
Counterparty Abbreviations
AUD BBR BBSW	Australian Bank Bill is the interest rate banks charge each other for short-term loans.
BNP	BNP Paribas Securities Corp
CGM	Citigroup Global Markets
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
EUROSTR	Euro short term rate
HSB	HSBC Bank USA
JPY-TONA	Japan Tokyo Overnight Average Rate
MS	Morgan Stanley & Co LLC
NIBOR	Norwegian Interbank Offered Rate is the interest rate level a bank requires for unsecured money market lending in NOK to another bank.
NZD BBR FRA	The rate for the New Zealand Dollar bills of exchange for a period of designated maturity.
SARON	Swiss Average Rate Overnight interest rate
SEK STIBOR	Swedish Krona Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
SSB	State Street Bank
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 29, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 321 long futures contracts and an average of 458 short futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $2,496,454 in forward contracts for the reporting period.

September 29, 2023

Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $9,910,051 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $1,877,157,900 in interest rate swaps for the reporting period.

September 29, 2023